Provisions and other non-current liabilities (Details) - Legal proceedings provision [member] - USD ($) $ in Millions	Jul. 20, 2020	Jun. 30, 2020
Disclosure of other provisions [line items]
Amount of settlement in principle		$ 300.0
Product liability, government investigations, other legal matters provisions		100.0
Product liability, government investigations, other legal matters provisions, payments	$ 100.0
US | Sandoz [member]
Disclosure of other provisions [line items]
Product liability, government investigations, other legal matters provisions		186.0
Amount of settlement in principle		195.0
US | NPC and others [member]
Disclosure of other provisions [line items]
Amount of settlement in principle		700.0
Product liability, government investigations, other legal matters provisions		$ 700.0
Product liability, government investigations, other legal matters provisions, payments	$ 600.0